Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from operating activities	$ 1
Net cash used in investing activities
Net cash generated from (used in) financing activities
Net increase (decrease) in cash and cash equivalent and restricted cash	1
Cash and cash equivalent and restricted cash at beginning of the year
Cash and cash equivalent and restricted cash at end of the year	1
Reconciliation of cash and cash equivalents and restricted cash
Cash and cash equivalents at end of the year	1
Restricted cash at the end of the year
Total cash and cash equivalents and restricted cash at the end of year	$ 1